Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025
Borrowings [abstract]
Royalty funding liabilities	€ 302,100
Total financial liabilities	592,662	€ 1,219,720
Contractual Cash Flows [Member]
Borrowings [abstract]
Borrowings	657,750
Trade payables, accrued expenses and other liabilities	144,857
Total financial liabilities	802,607
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Borrowings	447,805
Royalty funding liabilities	302,061	290,871
Lease liabilities	145,744	€ 151,524
Trade payables, accrued expenses and other liabilities	144,857
Total financial liabilities	592,662
Within 1 year [member]
Borrowings [abstract]
Borrowings	74,316
Trade payables, accrued expenses and other liabilities	144,857
Total financial liabilities	219,173
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings	389,387
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	389,387
After 5 years [member]
Borrowings [abstract]
Borrowings	194,047
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 194,047